UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21142
Investment Company Act File Number
Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 200.4%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 0.8%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$5,103,959

		$5,103,959

Hospital — 13.1%
$8,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$5,875,040
19,550	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	14,175,118
880	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	559,293
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,446,227
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,608,800
5,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,463,586
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	2,919,540
7,190	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	5,450,811
9,770	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	859,467
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	669,600
8,410	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	6,459,300
6,015	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	3,868,247
15,390	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	10,120,618
900	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	721,098
100	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	80,115
18,700	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	15,081,363
9,500	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	7,598,480

		$81,956,703

Industrial Development Revenue — 5.8%
$1,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$890,659
20,775	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	16,250,621
31,785	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	18,911,121

		$36,052,401

Insured-Electric Utilities — 17.1%
$7,975	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$6,017,776
800	JEA, FL, Electric Utility Systems, (FSA), 4.75%, 10/1/34	700,600
5,000	Los Angeles, CA, Department of Water & Power, Power System Revenues, (FSA), 5.00%, 7/1/31	4,753,800
19,395	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,368,780
1,000	Northern Municipal Power Agency, IL, (Prairie Street Project), (MBIA), 5.00%, 1/1/32	861,630
16,060	Omaha, NE, Public Power District, (FGIC), 4.25%, 2/1/35	12,585,740
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37(1)	55,501,515
14,895	Springfield, MO, Public Utility, (FGIC), 4.50%, 8/1/36	12,754,886

		$106,544,727

Insured-Escrowed/Prerefunded — 0.00%
$145	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$167,610

		$167,610

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 25.9%
$9,705	Alamo, TX, Community College District, (BHAC), (MBIA), 4.75%, 8/15/32(1)	$8,880,172
11,715	California, (AMBAC), (FSA), 3.50%, 10/1/27(2)	8,230,139
34,035	Chabot – Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/45	3,209,160
35,370	Chabot – Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/46	3,106,193
36,550	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/21	17,720,902
14,330	Clark County, NV, (AMBAC), 2.50%, 11/1/36	7,064,260
10,055	Frisco, TX, Independent School District, (FSA), 2.75%, 8/15/39	5,890,420
16,645	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40(2)	12,941,487
4,525	Frisco, TX, Independent School District, (MBIA), 4.50%, 8/15/40	3,889,735
20,425	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	10,542,364
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	24,331,753
1,155	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	1,071,817
7,000	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	6,496,000
6,615	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	4,892,454
10,000	Northside, TX, Independent School District, (MBIA), 4.50%, 8/15/33	9,020,800
11,045	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	9,761,019
3,005	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	1,337,195
12,750	Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,105,748
2,495	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	2,368,853
2,815	Texas, (Transportation Commission-Mobility Fund), (FGIC), (MBIA), 4.50%, 4/1/35	2,474,357
950	West Virginia, (FGIC), (MBIA), 0.00%, 11/1/26	353,068
8,325	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (MBIA), 3.75%, 7/1/31	6,004,157

		$161,692,053

Insured-Hospital — 18.5%
$6,540	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$6,309,661
11,000	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	9,228,725
11,500	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41(1)	9,596,060
16,250	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,364,212
6,085	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	5,753,124
3,795	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (MBIA), 5.00%, 11/15/35	2,745,379
15,000	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	11,851,950
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	2,223,788
190	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	169,001
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,916,700
1,700	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	1,220,473
17,450	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	12,527,181
500	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	470,795
5,250	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	4,845,251
4,000	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38(1)	3,628,840
6,970	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	5,579,346
8,700	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (FSA), 5.25%, 10/1/33(1)	7,670,181
12,605	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (FSA), 5.25%, 10/1/33(1)	11,112,946
3,275	Washington Health Care Facilities Authority, (Providence Health Care), Series E, (FSA), 5.25%, 10/1/33	2,887,338

		$115,100,951

Insured-Lease Revenue/Certificates of Participation — 12.0%
$24,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38(1)	$22,526,520
10,500	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	9,835,297

Principal Amount
(000’s omitted)	Security	Value

$45	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	$42,150
32,250	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	30,208,414
13,000	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34(1)	12,458,680

		$75,071,061

Insured-Other Revenue — 10.4%
$78,275	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$62,417,268
16,795	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	2,185,198

		$64,602,466

Insured-Private Education — 2.9%
$70	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$70,449
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	9,211,900
11,990	Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	9,228,943

		$18,511,292

Insured-Public Education — 1.4%
$10,480	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 4.50%, 4/1/37	$7,925,814
735	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	633,585

		$8,559,399

Insured-Sewer Revenue — 3.9%
$2,400	Chicago, IL, Wastewater Transmission, (BHAC), 5.50%, 1/1/38	$2,422,032
13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	6,122,930
14,135	Knoxville, TN, Waste Water System, (MBIA), 4.00%, 4/1/40(2)	10,530,999
6,740	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	5,382,699

		$24,458,660

Insured-Special Tax Revenue — 16.7%
$18,005	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27(2)	$11,483,949
1,580	Baton Rouge, LA, Public Improvement, Sales Tax Revenue, (FSA), 4.25%, 8/1/32	1,281,269
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	7,655,773
1,175	Jacksonville, FL, Excise Tax, (FGIC), 5.125%, 10/1/27	1,130,397
13,100	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	10,008,007
34,585	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/34	7,215,468
600	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/35	99,912
8,000	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/39	1,012,240
17,100	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	13,675,041
21,020	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	17,913,664
227,855	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	8,371,393
39,715	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	3,409,533
78,770	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	6,285,058
49,580	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	3,664,954
1,120	Sunrise, FL, Public Facilities, (MBIA), 0.00%, 10/1/20	567,661
10,800	Utah Transportation Authority, Sales Tax Revenue, (FSA), 4.75%, 6/15/32(1)	10,159,452

		$103,933,771

Insured-Transportation — 37.0%
$1,155	Central Puget Sound, WA, Regional Transportation Authority, Sales Revenue, (FSA), 5.00%, 11/1/34	$1,089,431
420	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	331,598
21,640	Chicago, IL, (O’Hare International Airport), (FSA), 4.75%, 1/1/34(1)	18,508,259
13,360	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/38(1)	11,716,185

Principal Amount
(000’s omitted)	Security	Value

$10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	$2,149,744
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	379,192
20,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	10,842,200
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	3,590,502
25,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	1,424,250
8,060	Harris County, TX, Toll Road, Senior Lien, (MBIA), 4.50%, 8/15/36	6,884,933
7,800	Harris County, TX, Toll Road, Senior Lien, (MBIA), 5.00%, 8/15/33	7,510,932
10,150	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41(1)	8,868,055
20,995	Maryland Transportation Authority, (FSA), 5.00%, 7/1/35(1)	21,026,492
14,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36(1)	13,979,560
495	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41	488,733
10,000	Metropolitan Atlanta Rapid Transit Authority, GA, (FSA), 4.50%, 7/1/32(1)	8,619,000
21,795	Minneapolis-St. Paul, MN, Metropolitan Airports Commission, (FGIC), (MBIA), 4.50%, 1/1/32	17,728,707
10,490	New Jersey Transportation Trust Fund Authority, (AGC), 5.25%, 12/15/38	10,459,159
10,000	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/26(1)	9,838,550
1,605	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	640,347
1,950	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	723,294
1,000	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	344,730
5,225	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	3,718,476
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	24,699,019
37,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	17,432,243
37,355	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	27,867,951

		$230,861,542

Insured-Water and Sewer — 21.7%
$2,000	Austin, TX, Water and Wastewater, (BHAC), (FSA), 5.00%, 11/15/33(1)	$1,933,630
3,815	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), (BHAC), 4.50%, 1/1/39(2)	3,189,264
3,185	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,230,864
1,985	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	2,002,925
3,170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,193,490
8,500	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	7,840,995
6,095	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31(1)	5,373,474
5,890	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36(1)	5,063,751
1,000	Emerald Coast, FL, Utility Authority Revenue, (FGIC), (MBIA), 4.75%, 1/1/31	831,350
2,000	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	1,872,150
350	Houston, TX, Utility System, (BHAC), (FSA), 5.00%, 11/15/33	335,559
27,570	Houston, TX, Utility System, (FSA), 5.00%, 11/15/33(1)	26,432,462
40,120	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	29,539,152
160	New York City Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	165,272
9,500	New York City Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,813,072
1,000	Ogden City, UT, Sewer and Water Revenue, (FSA), 4.50%, 6/15/33	816,590
570	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	480,755
27,670	Seattle, WA, Drain and Wastewater Revenue, (FSA), 5.00%, 6/1/38(1)	25,892,202
8,630	Tampa Bay, FL, Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	6,951,379
390	Tampa Bay, FL, Water Utility System, (FGIC), 4.75%, 10/1/27	356,869

		$135,315,205

Insured-Water Revenue — 12.1%
$14,945	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$10,818,685
1,500	Detroit, MI, Water Supply System, (BHAC), (FGIC), 4.50%, 7/1/29	1,285,275
53,500	Los Angeles, CA, Department of Water & Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	49,751,790
5,750	Metropolitan, NY, Water District, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	5,558,784
10,710	San Luis Obispo County, CA, (Nacimiento Water Project), (MBIA), 4.50%, 9/1/40	7,271,983

Principal Amount
(000’s omitted)	Security	Value

$650	West Wilson, TN, Utility District Waterworks, (MBIA), 4.00%, 6/1/32	$479,174

		$75,165,691

Private Education — 0.3%
$2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	$1,992,080

		$1,992,080

Other Revenue — 0.4%
$3,055	Main Street National Gas, Inc., GA, 5.50%, 9/15/27	$2,214,845

		$2,214,845

Special Tax Revenue — 0.4%
$2,115	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$1,562,900
1,750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	1,203,913

		$2,766,813

Total Tax-Exempt Investments — 200.4% (identified cost $1,503,051,319)		$1,250,071,229

Other Assets, Less Liabilities — (100.4)%		$(626,427,934)

Net Assets — 100.0%		$623,643,295

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

BHAC	- Berkshire Hathaway Assurance Corp.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.
At December 31, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	21.0%
Texas	14.3%
Illinois	10.1%
Others, representing less than 10% individually	54.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 89.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 27.9% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.
A summary of financial instruments at December 31, 2008 is as follows:
Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$19,525,000	4.743%	3-month USD-LIBOR-BMA	September 14, 2009 / September 14, 2039	$(7,369,991)
Merrill Lynch Capital Services, Inc.	31,537,500	4.682%	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(11,914,874)
Morgan Stanley Capital Services, Inc.	23,850,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(8,949,828)

					$(28,234,693)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$884,182,004

Gross unrealized appreciation	$2,458,867
Gross unrealized depreciation	(248,484,642)

Net unrealized depreciation	$(246,025,775)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	1,250,071,229	(28,234,693)
Level 3	Significant Unobservable Inputs	—	—

Total		$1,250,071,229	$(28,234,693)

*	Other financial instruments are interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured Municipal Bond Fund

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 25, 2009